Consolidated shareholders’ equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding (in shares)	1,252.5	1,253.6	[1]	1,249.9	[1]
Adjustment for stock options with dilutive effect (in shares)	0.3	0.4		0.8
Adjustment for restricted shares (in shares)	5.1	6.1		6.4
Average number of shares used to compute diluted earnings per share (in shares)	1,257.9	1,260.1	[1]	1,257.1	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.